Convertible Notes, Annual Principal Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Annual Principal Payments [Abstract]
Total	$ 218,551	$ 173,289
JDH Notes [Member]
Convertible Notes [Abstract]
Notice period to prepay Jelco notes	5 days
Conversion price (in dollars per share)	$ 1.20	$ 1.20	$ 216
Annual Principal Payments [Abstract]
December 31, 2022	$ 6,150
December 31, 2023	8,000
December 31, 2024	7,015
December 31, 2025	0
Thereafter	0
Total	$ 21,165	$ 38,715